Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Taxes (Textual)
Statutory income tax rate	25.00%	25.00%	25.00%
Effective income tax rate	(4.30%)	(5.60%)	13.10%
Domestic enterprises and Foreign Investment Enterprises [Member]
Taxes (Textual)
Effective income tax rate	25.00%
High and New Technology Enterprises [Member]
Taxes (Textual)
Effective income tax rate	15.00%
Net operating loss carry forwards, expiration date	Nov. 30, 2019
Hong Kong [Member]
Taxes (Textual)
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 76,000
Singapore [Member]
Taxes (Textual)
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 458,000
Australia [Member]
Taxes (Textual)
Statutory income tax rate	30.00%
Net operating loss carry forwards	$ 137,000
Taiwan [Member]
Taxes (Textual)
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 3,000
PRC [Member]
Taxes (Textual)
Increase/decrease in income taxes	$ 285,130	$ 317,488	$ 290,159
Net income per share (basic and diluted)	$ 0.02	$ 0.03	$ 0.03
Net operating loss carry forwards	$ 3,752,850	$ 1,234,500
Net operating loss carry forwards, expiration date		Dec. 31, 2021